Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2020.

	Remainder of 2020	2021	2022	2023	2024	Thereafter	Total
		(in thousands)
Marine Export Terminal capital contributions 1	$7,500	$6,700	$—	$—	$—	$—	$14,200
Secured term loan facilities and revolving credit facilities 2	33,267	74,034	259,053	193,078	9,150	54,387	622,969
2017 Bonds 3	—	100,000	—	—	—	—	100,000
2018 Bonds	—	—	—	71,697	—	—	71,697
Office operating leases 4	730	1,459	242	—	—	—	2,431
Navigator Aurora Facility 5	—	—	—	—	—	64,483	64,483

Total contractual obligations	$41,497	$182,193	$259,295	$264,775	$9,150	$118,870	$875,780

1
On July 30, 2020, the Company made a capital contribution of $7.5 million, reducing the anticipated remaining contributions from $14.2 million to $6.7 million, to be contributed in 2021 for our portion of the capital cost for the construction of the Marine Export Terminal.

2
On August 4, 2020 the Terminal Facility was amended to allow the Company an early true-up
of $34.0 million, enabling those funds to be immediately drawn for general corporate purposes due to previous capital contributions for the Marine Export Terminal being paid from the Company’s own resources. In addition, on September 17, 2020, the Company has entered into an agreement to refinance one of its vessel loans to borrow approximately an additional $30.0 million for general corporate purposes.

3
The Company has refinanced its 2017 Bonds that were scheduled to mature in February 2021, with new 2020 Bonds. They are therefore presented as a non-current
liability in the balance sheet. The new bonds will mature in September 2025 and have a fixed coupon of 8.00% per annum. The existing 2017 Bonds were redeemed in full in September 2020. See “Liquidity and Capital Resources—2017 Senior Unsecured Bonds” and “—2020 Senior Unsecured Bonds.”

4
The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. This break option is recognized in the table above but has not been included as part of the right-of-use
asset and lease liability associated with the lease. Please read Note 17 (Operating Lease Liabilities) to our unaudited condensed consolidated financial statements. The gross rent per year is approximately $1.1 million.

The Company entered into a lease for office space in New York that now expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.
The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from January 2017. The gross rent per year is approximately $60,000.
The weighted average remaining contractual lease term for the above three office leases on June 30, 2020 was 1.67 years.
5
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities) to our unaudited condensed consolidated financial statements.